RELATED PARTY TRANSACTIONS AND BALANCES (Details) $ in Millions	1 Months Ended			12 Months Ended			24 Months Ended
	Sep. 30, 2020 USD ($)	Sep. 30, 2020 CNY (¥)	Jun. 30, 2019 shares	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 CNY (¥)
Zhenjiang Kexin Power System Design and Research Co., Ltd. ("Zhenjiang Kexin")
RELATED PARTY TRANSACTIONS AND BALANCES
Common Stock, Shares Subscribed but Unissued | shares			3,444,882
Percentage of equity interest			9.90%
Chief Executive Officer
RELATED PARTY TRANSACTIONS AND BALANCES
Repayments of related party debt				$ 1.0	¥ 6,400,000	¥ 42,500,000
Loan from related party						0		¥ 0
Amount due to related party				$ 2.2		20,600,000		14,100,000
ZTE9 network technology Co., Ltd., Wuxi ("ZTE9")
RELATED PARTY TRANSACTIONS AND BALANCES
Repayments of related party debt	$ 0.2	¥ 1,000,000.0
Revenue from related party							¥ 0
Amount due from related party						0		0
Amount due to related party						0		¥ 0
Payments to Fund Long-term Loans to Related Parties					¥ 0	¥ 0